UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

		Aptus Behavioral Momentum ETF
		Schedule of Investments
		July 31, 2017 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 99.9%
		Accommodation and Food Services - 4.1%
12,888		Marriott International, Inc.	$1,342,801
		Administrative and Support and Waste Management and Remediation Services - 7.7%
10,182		Gartner, Inc. (a)	1,306,554
15,936		Waste Management, Inc.	1,197,591
			2,504,145
		Arts, Entertainment, and Recreation - 4.4%
22,848		Activision Blizzard, Inc.	1,411,549
		Finance and Insurance - 7.6%
25,641		CIT Group, Inc.	1,221,794
26,086		Morgan Stanley	1,223,433
			2,445,227
		Information - 8.7%
10,148		ANSYS, Inc. (a)	1,314,673
8,186		Netflix, Inc. (a)	1,487,069
			2,801,742
		Manufacturing - 48.1% ♦
11,180		Albemarle Corporation	1,294,644
8,257		Apple, Inc.	1,228,064
33,601		Applied Materials, Inc.	1,488,860
26,847		Coach, Inc.	1,265,567
41,383		Corning, Inc.	1,205,901
3,993		CR Bard, Inc.	1,280,156
11,431		Hasbro, Inc.	1,210,314
7,648		IDEXX Laboratories, Inc. (a)	1,273,086
1,446		Intuitive Surgical, Inc. (a)	1,356,724
11,278		Packaging Corporation of America	1,234,715
10,263		Vertex Pharmaceuticals, Inc. (a)	1,558,129
13,964		Western Digital Corporation	1,188,616
			15,584,776
		Real Estate and Rental and Leasing - 7.9%
33,455		CBRE Group, Inc. (a)	1,270,955
2,886		Equinix, Inc. (b)	1,300,807
			2,571,762
		Retail Trade - 3.0%
3,875		Ulta Salon Cosmetics & Fragrance, Inc. (a)	973,439
		Transportation and Warehousing - 8.4%
29,340		CSX Corporation	1,447,635
11,324		Royal Caribbean Cruises, Ltd.	1,280,405
			2,728,040
		TOTAL COMMON STOCKS (Cost $29,415,622)	32,363,481

		TOTAL INVESTMENTS (Cost $29,415,622) - 99.9%	32,363,481
		Other Assets in Excess of Liabilities - 0.1%	14,891
		NET ASSETS - 100.0%	$32,378,372

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security
	(b)	Real Estate Investment Trust (REIT)
	♦	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect these sectors.

		The cost basis of investments for federal income tax purposes as of July 31, 2017 is as follows+:

		Cost of investments	$29,415,622
		Gross unrealized appreciation	3,114,881
		Gross unrealized depreciation	(167,022)
		Net unrealized appreciation	$2,947,859

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at July 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$32,363,481	$-	$-	$32,363,481
Total Investments in Securities	$32,363,481	$-	$-	$32,363,481
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2017, the Fund did not recognize any transfers to or from Levels 1, 2 or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)              /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date            9/25/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date            9/25/17

By (Signature and Title)*            /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date            9/25/17

* Print the name and title of each signing officer under his or her signature.